Fees Summary	Jul. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,853,685.30
Total Fee Amount	946.49
Total Offset Amount	0.00
Net Fee	$ 946.49
Offering Table N/A
Offset Table N/A	N/A